Statements of changes in equity - USD ($) $ in Thousands	Issued capital [member]	Retained earnings [member]	Underwriting Commissions and Issue Expenses [Member]	Unit Premiums and Reserves [Member]	Total
Beginning balance at Dec. 31, 2022	$ 127,836	$ 26,561	$ (16,111)	$ 2	$ 138,288
Beginning balance (in number of units) at Dec. 31, 2022	9,622,518
Proceeds from issuance of Units (note 7)	$ 14,190				14,190
Proceeds from issuance of Units (note 7) (in number of units)	1,250,054
Cost of redemption of Units (note 7)	$ (2)	(1)			(3)
Cost of redemption of Units (note 7) (in number of units)	(200)
Net income (loss) and comprehensive income (loss) for the year		(36,049)			(36,049)
Underwriting commissions and issue expenses			(135)		(135)
Ending balance at Dec. 31, 2023	$ 142,024	(9,489)	(16,246)	2	116,291
Ending balance (in number of units) at Dec. 31, 2023	10,872,372
Proceeds from issuance of Units (note 7)	$ 75,063				75,063
Proceeds from issuance of Units (note 7) (in number of units)	7,458,545
Cost of redemption of Units (note 7)	$ (102)	10		5	(87)
Cost of redemption of Units (note 7) (in number of units)	(10,248)
Net income (loss) and comprehensive income (loss) for the year		(23,337)			(23,337)
Underwriting commissions and issue expenses			(571)		(571)
Ending balance at Dec. 31, 2024	$ 216,985	$ (32,816)	$ (16,817)	$ 7	$ 167,359
Ending balance (in number of units) at Dec. 31, 2024	18,320,669